Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Schedule of antidilutive securities
	2019	2018

Stock options	34,303,385	31,703,385
Warrants	9,474,091	103,994,927
Convertible promissory notes	2,250,000	24,112,518
Anti-dilutive equity securities	46,027,476	159,810,830